Application of estimates and judgments	12 Months Ended
Dec. 31, 2022
Application Of Estimates And Judgments
Application of estimates and judgments

3 Application of estimates and judgments

In preparing these consolidated financial statements, Management has made judgments and estimates that affect the application of the Company’ accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results can differ from these estimates due to differences in the variables, assumptions or conditions used in making estimates.

Judgments and estimates are reviewed on an ongoing basis and are based on historical experience and other factors, including expectations of future events that are deemed reasonable under the circumstances. Revision to estimates is recognized prospectively.

Critical judgments and estimates applied by the Company in the preparation of these consolidated financial statements are presented in the following notes:

3.1 Assumptions and estimation uncertainties

- Note 12(b): The useful lives and discount rate of impairment testing of property, plant and equipment.

- Note 13(a): Determination of the discount rate and the recoverable amount of goodwill.

- Note 20.2: Application of hedge accounting: determining the fair value of financial instruments and judgment of highly probable forecast transaction.

- Note 22.2: Recognition of deferred tax assets, expectation of future taxable income against which deductible temporary differences and tax losses carryforward can be utilized.

- Note 23(a): Recognition and measurement of provisions for recovery of environmental damages: identifying potential environmental impacts, evaluate technical solutions and time of the remediation involve judgment as to the probability and magnitude of the outflow of resources.

- Note 24: Recognition and measurement of provisions for tax, labor and civil lawsuits: judgement on interpretation of the matter under discussion and estimate as to the probability and magnitude of the outflow of resources.

- Note 26: Recognition and measurement of provision for costs arising from the geological event in Alagoas: uncertainties regarding the outcome of actions to close and monitor wells, future studies by experts, changes related to the dynamics of the geological event, individual lawsuits, adherence by the municipality of Maceió and other parties, that could affect the probability and magnitude of the outflow of resources.